EMPLOYEE BENEFITS - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 14,097
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	621
2020 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,396
2020 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2021 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,677
2021 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2022 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,808
2022 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2023 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,531
2023 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
2024 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,599
2024 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	2
Beyond 2024 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	6,086
Beyond 2024 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 611